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State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049

May 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

Re: Hansberger Institutional Series (the "Trust") (File Nos. 333-08919 and
    811-07729)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2006, with respect to each series of the Trust, do not differ from those contained in Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2006 (Accession #0001193125-06-092378).

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
--------------------------
Ryan M. Louvar
Vice President and Counsel

cc: J. Christopher Jackson, Esq.
    Karen A. Aspinall, Esq.